UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Yield Municipal Trust

2/28/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 158.8%
Airport & Port Revenue – 4.6%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	$460,000	$300,665
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, AGM, 5%, 2025	3,000,000	3,048,390
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	285,000	290,341
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	500,000	509,685
Port Authority NY & NJ, Cons Thirty Seventh, AGM, 5.125%, 2030	1,450,000	1,462,833

		$5,611,914

General Obligations - General Purpose – 0.7%
Commonwealth of Puerto Rico Government Development Bank, “B”, 5%, 2015	$400,000	$421,792
Luzerne County, PA, AGM, 6.75%, 2023	455,000	491,828

		$913,620

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$140,000	$149,104
Guam Government, “A”, 7%, 2039	160,000	171,861

		$320,965

General Obligations - Schools – 2.1%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2029	$2,195,000	$783,220
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2031	275,000	85,170
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2032	280,000	80,856
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2033	560,000	151,603
Irving, TX, Independent School District, “A”, PSF, 0%, 2016	1,000,000	839,600
Los Angeles, CA, Unified School District, “D”, 5%, 2034	165,000	166,952
San Jacinto, TX, Community College District, 5.125%, 2038	430,000	447,492

		$2,554,893

Healthcare Revenue - Hospitals – 37.2%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$440,000	$452,628
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	435,000	341,949
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	625,000	468,681
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	320,000	304,362
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	500,000	424,325
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	170,000	174,746
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	185,000	192,430
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	500,000	460,055
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	625,000	637,400
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “L”, ASSD GTY, 5.25%, 2041	870,000	871,505
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	290,000	247,695
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	635,000	652,697
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	60,000	61,242
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	965,000	1,002,394
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	571,990

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	$410,000	$412,107
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	500,000	317,820
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	90,000	75,897
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	205,000	231,439
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)(f)	2,750,000	3,546,263
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	870,000	834,278
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,090,000	1,082,032
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	410,000	320,727
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	485,000	553,802
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	485,000	502,863
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	660,000	665,617
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,745,000	1,588,055
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,060,000	1,012,851
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	432,042
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2031	1,120,000	1,100,590
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	410,000	399,947
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	300,000	322,890
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	100,000	107,543
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 6.375%, 2040	570,000	565,771
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	435,000	417,369
Lebanon County, PA, Health Facilities Authority Rev. (The Good Samaritan Hospital of Lebanon), 5.9%, 2028	210,000	193,051
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	830,000	724,673
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,315,000	1,368,784
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev.
(Norton Healthcare, Inc.), 5.25%, 2036	1,265,000	1,219,321
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	60,000	55,949
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	53,386
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	735,000	838,128
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	120,000	119,476
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	1,000,000	883,160
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	250,000	227,088
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	465,270
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	340,000	302,614

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	$125,000	$114,588
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	825,000	747,062
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	585,000	593,044
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	175,000	197,990
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	25,000	24,952
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	510,777
New Hanover County, N.C., Hospital Rev., AGM, 5.125%, 2031	895,000	915,710
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	544,204
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	285,000	252,741
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	190,000	210,645
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	115,000	125,181
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	155,000	128,786
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	90,000	76,347
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	235,000	187,836
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	415,000	317,732
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,095,000	1,193,353
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	169,895
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,010,000	1,039,462
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	375,000	375,034
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	480,000	425,731
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	660,000	740,282
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	485,000	575,632
Salida, CO, Hospital District Rev., 5.25%, 2036	735,000	582,943
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	90,000	89,991
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	85,000	86,362
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	125,000	127,068
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	250,000	253,283
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	500,000	501,120
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	550,000	539,292
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2026	500,000	459,050
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	968,482
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	211,158
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	173,810
Virginia Small Business Financing Authority Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	470,000	418,770

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	$440,000	$467,694
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	107,136
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	356,979
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	755,940
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	450,000	498,654
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	850,083
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	390,000	368,675

		$45,088,376

Healthcare Revenue - Long Term Care – 27.2%
ABAG Finance Authority for Non-Profit Corps. (Casa de las Campanas), 6%, 2037	$90,000	$89,879
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 5.9%, 2025	750,000	609,330
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	200,000	173,752
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	235,000	224,902
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	466,515
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	250,000	224,800
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	76,059
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	94,159
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	215,000	210,171
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	695,000	739,327
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	584,665
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	993,770
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Asbury Health Center), 6.375%, 2024	1,000,000	930,800
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2011 (c)	530,000	595,492
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	500,000	422,115
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,100,000	934,945
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	120,000	120,319
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	400,000	355,984
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	695,000	685,388
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	461,490
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	1,500,000	1,071,210
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	65,000	66,772
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	325,000	332,436
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	140,000	153,252

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	$500,000	$609,795
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	200,000	157,346
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	420,000	378,395
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	650,000	517,667
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	802,940
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	473,881
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	1,000,000	827,920
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	895,000	1,009,721
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	505,000	460,262
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,188,644
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	440,000	252,591
Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030	1,095,000	930,093
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-IOWA, Inc.), 8%, 2029	375,000	360,525
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	525,000	497,606
Lancaster, PA, Industrial Development Authority Rev. (Garden Spot Village), “A”, 7.625%, 2010 (c)	325,000	332,101
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	695,000	590,674
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,065,000	901,874
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	185,000	138,053
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	45,000	31,688
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	220,000	214,100
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	123,745
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	80,000	81,944
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	115,000	118,358
Massachusetts Industrial Finance Agency Rev. (GF/Massachusetts, Inc.), 8.3%, 2023	755,000	419,312
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	575,000	484,719
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	150,000	119,840
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	455,130
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	348,280
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	246,942
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	434,535
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	404,570
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2010 (c)	700,000	745,864
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	195,000	169,880
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,630,000	1,295,312

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Sartell, MN, Health Care & Housing Authority Rev. (The Foundation for Health Care), “A”, 6.625%, 2029	$1,025,000	$984,441
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	350,000	320,488
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	300,000	287,673
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	280,000	213,133
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	260,000	179,153
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	200,000	153,534
St. John’s County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	500,000	392,815
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	550,000	542,823
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	415,000	401,741
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton Museum Way), 8.25%, 2044	770,000	748,455
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	130,000	129,983
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	195,000	195,045
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	489,384
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	1,066,638
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	180,000	129,316

		$32,976,461

Healthcare Revenue - Other – 0.6%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$650,000	$765,395

Industrial Revenue - Airlines – 5.0%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$1,560,000	$986,903
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	1,025,000	709,300
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	200,000	206,364
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	150,000	151,953
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019	830,000	741,630
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	750,000	490,298
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	1,250,000	1,312,925
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	370,000	368,150
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	155,000	153,258
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	385,000	383,764
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028	500,000	511,880

		$6,016,425

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Chemicals – 0.9%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$383,464
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	655,000	732,008

		$1,115,472

Industrial Revenue - Environmental Services – 1.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$138,179
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	655,000	645,784
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	502,125
Gulf Coast Waste Disposal Authority, TX (Waste Management, Inc.), “A”, 5.2%, 2028	360,000	359,975
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	660,000	652,575

		$2,298,638

Industrial Revenue - Other – 3.7%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$350,000	$275,076
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)	53,546	10,522
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	375,101
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	435,000	390,399
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	500,000	514,845
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,000,000	950,870
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	814,040
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	250,000	255,000
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	400,000	400,188
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	555,000	514,929

		$4,500,970

Industrial Revenue - Paper – 3.0%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$814,320
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	400,000	364,432
Courtland, AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	957,970
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	980,000	851,855
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	226,812
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated Board Project), 6.35%, 2035	400,000	363,676

		$3,579,065

Miscellaneous Revenue - Entertainment & Tourism – 2.3%
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013 (n)	$635,000	$638,194
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	135,000	139,479
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	85,000	87,604
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	65,000	66,862
Cabazon Band of Mission Indians, CA, 8.375%, 2015 (a)(z)	130,000	86,600
Cabazon Band of Mission Indians, CA, 8.75%, 2019 (a)(z)	720,000	474,019
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	473,480
Mashantucket Western Pequot Tribe, CT, “B”, 0%, 2018 (n)	1,100,000	364,100

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – continued
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	$351,999	$1,056
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	30,000	33,218
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	25,000	27,315
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	100,000	110,142
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	280,000	251,474

		$2,753,543

Miscellaneous Revenue - Other – 1.9%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$305,000	$276,748
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	350,000	314,391
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	845,000	869,708
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	630,000	533,030
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	300,000	259,479

		$2,253,356

Multi-Family Housing Revenue – 6.3%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$477,420
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032	625,000	262,506
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	1,000,000	1,030,150
Charter Mac Equity Issuer Trust, “B”, FHLMC, 7.6%, 2050 (b)(n)	500,000	516,970
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	495,000	459,815
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	655,000	631,603
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	929,155	729,312
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	285,000	265,500
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	280,000	257,818
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	500,000	384,555
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	605,000	397,225
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (z)	1,000,000	655,000
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	464,235
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	455,481	429,277
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	830,000	678,044

		$7,639,430

Sales & Excise Tax Revenue – 3.7%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$500,000	$273,115
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	840,000	854,213
Metropolitan Pier & Exposition Authority, State Tax Rev., NATL, 0%, 2015	3,000,000	2,461,500
Metropolitan Pier & Exposition Authority, State Tax Rev., ETM, FGIC, 0%, 2014 (c)	1,010,000	935,775

		$4,524,603

Single Family Housing - Local – 1.3%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$627,644	$604,446
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	1,000,000	1,010,200

		$1,614,646

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 2.9%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$460,000	$463,984
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,315,000	1,382,499
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	755,000	780,232
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 2016	5,000	5,000
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	310,000	311,386
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	210,000	214,849
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	340,000	348,418

		$3,506,368

Solid Waste Revenue – 0.1%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$75,000	$77,042

State & Agency - Other – 0.5%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$96,116
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	500,000	456,045

		$552,161

State & Local Agencies – 4.4%
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	$500,000	$517,550
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	649,278
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024 (c)	45,000	48,173
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024	955,000	979,257
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	800,000	813,888
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	370,224
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	135,000	141,395
Puerto Rico Public Finance Corp., “E”, 6%, 2026	820,000	1,037,595
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	100,109
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	660,000	716,173

		$5,373,642

Student Loan Revenue – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 5.5%, 2022	$25,000	$26,599
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	505,000	536,027

		$562,626

Tax - Other – 1.2%
Dallas County, TX, Flood Control District, 7.25%, 2032	$750,000	$782,348
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	440,000	457,032
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	205,000	219,145

		$1,458,525

Tax Assessment – 9.2%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	$500,000	$481,150
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	150,000	107,114
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	235,000	219,558
Celebration Community Development District, FL, “A”, 6.4%, 2034	700,000	702,702
Channing Park Community Development District, FL, 5.3%, 2038	400,000	251,800
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	294,147
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	186,088
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	125,000	103,274
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	90,000	48,530
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	545,000	374,933

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	$315,000	$251,568
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037 (d)	370,000	220,779
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013 (d)	170,000	103,114
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	490,325
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	250,000	186,730
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	615,000	404,455
Main Street Community Development District, FL, “A”, 6.8%, 2038	290,000	238,044
Main Street Community Development District, FL, “B”, 6.9%, 2017	225,000	210,049
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	350,630
Oakmont Grove Community Development District, CA, “A”, 5.4%, 2038 (d)	300,000	120,666
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	114,144
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.5%, 2010	25,000	25,005
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	285,189
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,477,000	1,222,764
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027	260,000	230,867
San Diego, CA, Redevelopment Agency, Tax Allocation, AGM, 0%, 2018	1,015,000	697,234
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (d)	800,000	392,536
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	195,000	113,831
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	585,000	492,588
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	120,211
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	484,000	309,731
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	490,000	222,646
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	275,000	197,117
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	960,000	393,581
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	580,000	410,965
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., “A”, NATL, 0%, 2024	1,325,000	566,411

		$11,140,476

Tobacco – 8.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$1,610,000	$1,364,620
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	2,810,000	2,103,397
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	785,000	643,276
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,350,000	1,505,291
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	440,000	344,678
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	1,815,000	167,379
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,710,000	1,346,403
Rhode Island Tobacco Settlement Authority, 6%, 2023	1,825,000	1,849,601
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	830,000	583,357

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	$500,000	$503,040

		$10,411,042

Toll Roads – 4.5%
E-470 Public Highway Authority, CO, “B”, 0%, 2010 (c)	$8,750,000	$1,329,300
E-470 Public Highway Authority, CO, “B”, NATL, 0%, 2018	1,500,000	913,080
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0%, 2033	1,440,000	1,050,149
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev., “A”, NATL, 0%, 2015	3,000,000	2,173,800

		$5,466,329

Universities - Colleges – 8.3%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$540,000	$539,935
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,270,000	1,351,991
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	102,061
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,137,710
Grand Valley, MI, State University Rev., 5.5%, 2027	135,000	143,737
Grand Valley, MI, State University Rev., 5.625%, 2029	65,000	69,169
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	540,000	502,389
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	670,000	688,907
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	155,000	160,461
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	255,000	285,248
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	725,000	775,112
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	1,320,000	1,355,297
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	1,880,000	1,976,726
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	300,000	331,860
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	220,000	235,442
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	80,000	85,743
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	280,000	285,426

		$10,027,214

Universities - Dormitories – 0.5%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$735,000	$576,306

Universities - Secondary Schools – 1.4%
California Statewide Communities Development Authority Rev., COP (Crossroads Schools for the Arts & Sciences), 6%, 2028	$980,000	$950,237
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	175,000	120,775
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	195,000	200,025
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	535,000	390,630
Philadelphia, PA, Authority for Industrial Development Rev. (Mast Charter School), 6%, 2035	50,000	49,803

		$1,711,470

Utilities - Cogeneration – 0.7%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	$320,000	$323,034

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Cogeneration – continued
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	$550,000	$480,843

		$803,877

Utilities - Investor Owned – 6.4%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	$150,000	$142,706
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	555,000	317,033
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	45,000	37,005
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	975,000	977,681
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	245,000	268,868
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	475,000	507,861
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	85,000	90,275
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	275,000	297,440
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,490,070
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	245,105
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	205,000	219,223
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	670,266
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,015,000	1,016,238
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	410,000	395,572
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	185,000	97,878
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	155,000	147,478
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	540,000	552,442
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	270,000	270,165

		$7,743,306

Utilities - Municipal Owned – 0.1%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$140,000	$147,046

Utilities - Other – 3.7%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$173,510
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	335,000	352,758
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	230,000	239,032
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	335,000	324,407
Main Street Natural Gas, Inc., GA, Gas Project Rev., “B”, 5%, 2019	325,000	331,624
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	25,000	27,505
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	705,000	599,800
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	1,710,000	1,717,319
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	270,000	269,754
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	165,000	160,565
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	240,000	233,112

		$4,429,386

Water & Sewer Utility Revenue – 3.1%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$370,000	$403,378
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY,, 5.125%, 2034	595,000	618,294

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$655,000	$671,310
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	135,000	138,272
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	515,000	613,391
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	790,000	795,269
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	552,503

		$3,792,417

Total Municipal Bonds		$192,307,005

Other Assets, Less Liabilities – 3.1%		3,777,796
Preferred Shares (Issued by the Fund) – (61.9)%		(75,000,000)

Net assets applicable to common shares – 100.0%		$121,084,801

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,274,368 representing 2.7% of net assets applicable to common shares.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Cabazon Band of Mission Indians, CA, 8.375%, 2015	10/04/04	$130,000	$86,600
Cabazon Band of Mission Indians, CA, 8.75%, 2019	10/04/04	720,000	474,019
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049	10/04/04	1,000,000	655,000
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01-1/14/02	455,481	429,277

Total Restricted Securities			$1,644,896
% of Net Assets Applicable to Common Shares			1.4%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Yield Municipal Trust

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$192,307,005	$—	$192,307,005

Other Financial Instruments
Futures	$(242,977)	$—	$—	$(242,977)

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$199,808,430

Gross unrealized appreciation	$9,022,093
Gross unrealized depreciation	(16,523,518)

Net unrealized appreciation (depreciation)	$(7,501,425)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS High Yield Municipal Trust

Supplemental Information (Unaudited) 2/28/10 - continued

(3) Derivative Contracts at 2/28/10

Futures Contracts Outstanding at 2/28/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	238	$27,961,281	Jun-10	$(196,615)
U.S. Treasury Note 30 yr (Short)	USD	32	3,766,000	Jun-10	(46,362)

					$(242,977)

At February 28, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2010

*	Print name and title of each signing officer under his or her signature.